Right to Use Assets and Lease Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Right To Use Assets And Lease Liability
Schedule of Right Use of Assets	Right to use assets is summarized below:
June 30, 2020
Right to use assets, net – related party	$50,905
Right to use assets, net	49,404
Right to use assets, net	314,940
Total	$415,249
Right to use assets is summarized below:
December 31,
Right to use assets, net – related party	$69,884
Right to use assets, net	53,799
Right to use assets, net	349,559
Total	$473,242

Schedule of Lease Liability

Lease liability is summarized below:

June 30, 2020
Right to use liability, net – related party	52,432
Right to use liability, net	51,474
Right to use liability, net	322,198
Total	426,104
Less: short term portion	$(117,666)
Long term position	$308,438

Lease liability is summarized below:

December 31,
Right to use liability, net – related party	55,372
Right to use liability, net	70,901
Right to use liability, net	353,686
Total	479,959
Less: short term portion	$(110,678)
Long term position	$369,281

Schedule of Lease Cost	Lease expense for the six months ended June 30, 2020 was comprised of the following:
Operating lease expense	$32,164
Operating lease expense	$22,799
Operating lease expense – related party	$6,263
Lease expense for the year ended December 31, 2019 was comprised of the following:
Operating lease expense	$43,666
Operating lease expense	$64,327
Operating lease expense – related party	$14,793